Income tax (Details) - GBP (£)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Tax rate [Abstract]
Effective tax credit rate	24.00%	9.50%
Deferred tax asset	£ 3,860,000		£ 2,575,000
Unused tax credits [Member]
Tax rate [Abstract]
Deferred tax asset	3,860,000		£ 2,575,000
UK [Member]
Tax rate [Abstract]
Research and development tax credit	£ 5,050,000